Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Summary of remuneration of directors and the senior management team

	2022	2021
	$	$

Salaries and employee benefits	2,054	1,989
Directors’ fees	296	233
Share-based compensation	2,272	3,182
	4,622	5,404